JOINT VENTURES AND ASSOCIATES (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	$ 25,095,260	$ 24,652,792
Investments in joint ventures and affiliates, Liabilities	1,647,109	1,548,829
Trigall Genetics S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Liabilities	1,647,109	1,548,829
Synertech Industrias S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	25,034,651	24,619,773
Indrasa Biotecnologia S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	$ 60,609	$ 33,019